Leases	12 Months Ended
Jan. 03, 2021
Disclosure of leases [text block] [Abstract]
Leases
13.	Leases

Right of use assets, net

The Group leases a fleet of cars for its sales staff and qualified employees with different expiration dates, as well as computers and servers being the latest expiration date in April 2025. Those leases were recorded as right of use assets as follows:

	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Cost	Ps.	36,909	-	-	36,909

	As of January 1, 2019		Depreciation expense	Eliminated on disposals	As of December 31, 2019

Accumulated depreciation	Ps.	-	(13,098)	-	(13,098)

	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Cost	Ps.	36,909	20,531	(17,861)	39,579

	As of December 31, 2019		Depreciation expense	Eliminated on disposals	As of January 3, 2021

Accumulated depreciation	Ps.	(13,098)	(12,734)	11,135	(14,697)

As of January 3, 2021 and December 31, 2019, the Group has commitments derived from short-term lease contracts (see Note 27). During 2020, the Group entered into a master lease agreement for 311 computers and servers.

Lease liability

The lease liabilities as of January 3, 2021 and December 31, 2019 amounted Ps. 24,378 and Ps. 24,584.

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2021	Ps	8,727
2022		7,880
2023		5,941
2024		2,711
2025		2,711

	Ps	27,970

Interest expense generated from the lease liability amounted to Ps. 2,054 and Ps. 3,765 for the periods of 2020 and 2019, respectively.